Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2014
OTHER INCOME (Expense) [Abstract]
Other Income (expense)
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Government financial incentives	183,915	159,359	114,451
Foreign exchange (loss) / gain	(3,408)	(25,066)	(21,119)
(Loss) / gain recognized on foreign currency forward contracts (Note 23)	(22,476)	1,929	4,456
Bank charges	(18,893)	(5,333)	(15,643)
Donation expenses	(182)	(163)	(146)
Others	(10,140)	5,267	(6,117)
Other income, net	128,816	135,993	75,882